SSgA FUNDS
SUPPLEMENT DATED APRIL 29, 2011
TO THE SSgA FUNDS
STATEMENT OF ADDITIONAL INFORMATION
DATED DECEMBER 20, 2010
Shareholders are hereby notified that the table contained in the Statement of Additional Information section entitled “Management of the Funds,” under the sub-heading “Board of Trustees and Officers” and preceding paragraph is hereby deleted and replaced in its entirety with the following information:
The following lists SSgA Funds’ Trustees, their mailing addresses and ages, present and principal occupations, other directorships held in companies with publicly traded securities and registered investment companies, held during the past five years, and other information relating to the professional experiences, attributes and skills relevant to each Trustee’s qualifications to serve as a Trustee. The following also includes, for any Trustee that is an interested person of the Trust, any position held by such Trustee with an affiliated person or principal underwriter of SSgA Funds and length of time served.

Position(s) with SSgA Funds;
	Length of Time Served;	Principal Occupation(s) During	Number of
	Term of Office: Until	Past 5 Years;	Portfolios in Fund	Other Directorships
	successor is elected and	Other Relevant Experience,	Complex Overseen by	Held by Trustee
Name, Address and Age	qualified	Attributes and Skills(1)	Trustee	During Past 5 Years
Independent Trustee Lynn L. Anderson Born April 22, 1939 1301 Second Avenue, 18th Floor Seattle, WA 98101	• Member, Board of Trustees (Chairman of the Board from 1988 to December 2008) • Member, Audit Committee • Member, Governance Committee • Member, Valuation Committee • Member, QLCC	• Until December 2005, Vice Chairman, Frank Russell Company (institutional financial consultant) (Retired); • March 2007 to September 2010, member, IDC Board of Governors; • September 2007 to September 2010, member, Investment Company Institute Board of Governors; • September 2008 to September 2010, member, Investment Company Institute and IDC Executive Committees; and • Until December 2008, Director, Russell Trust Company (Retired).	20	• Until December 2005, Chairman of the Board, 34 Russell Investment Company and 5 Russell Investment Funds (registered investment companies) (Retired).

	Position(s) with SSgA Funds;
	Length of Time Served;	Principal Occupation(s) During	Number of
	Term of Office: Until	Past 5 Years;	Portfolios in Fund	Other Directorships
	successor is elected and	Other Relevant Experience,	Complex Overseen by	Held by Trustee
Name, Address and Age	qualified	Attributes and Skills(1)	Trustee	During Past 5 Years
Independent Trustee William L. Marshall Born December 12, 1942 1301 Second Avenue, 18th Floor Seattle, WA 98101	• Trustee since 1988 • Chairman, Audit Committee • Member, Governance Committee • Member, Valuation Committee • Member, QLCC	• April 2011 to Present, Chairman (until April 2011, Chief Executive Officer and President), Wm. L. Marshall Associates, Inc., Wm. L. Marshall Companies, Inc. and the Marshall Financial Group, Inc. (a registered investment advisor and provider of financial and related consulting services); • Certified Financial Planner; • Member, Financial Planners Association; • Registered Representative and Principal for Securities with Cambridge Investment Research, Inc., Fairfield, Iowa; • Director, SPCA of Bucks County, PA; and • Director, The Ann Silverman Community Clinic of Doylestown, PA.	20	None.

Independent Trustee Steven J. Mastrovich Born November 3, 1956 1301 Second Avenue, 18th Floor Seattle, WA 98101	• Trustee since 1988 • Member, Audit Committee • Member, Governance Committee • Member, Valuation Committee • Member, QLCC	• June 2010 to Present, Managing Director and Head of Private Capital Markets, J.P. Morgan Real Estate and Lodging Investment Banking Group; • January 2009 to June 2010, Managing Director, Head of Investor Relations, Highbridge Principal Strategies (a J.P. Morgan subsidiary); and • October 2000 to January 2009, Global Head of Structured Real Estate and Business Development, J.P. Morgan Investment Management (private real estate investment for clients primarily outside of the US to locate private real estate investments within the US).	20	None.

Position(s) with SSgA Funds;
	Length of Time Served;	Principal Occupation(s) During	Number of
	Term of Office: Until	Past 5 Years;	Portfolios in Fund	Other Directorships
	successor is elected and	Other Relevant Experience,	Complex Overseen by	Held by Trustee
Name, Address and Age	qualified	Attributes and Skills(1)	Trustee	During Past 5 Years
Independent Trustee Patrick J. Riley Born November 30, 1948 1301 Second Avenue, 18th Floor Seattle, WA 98101	• Trustee since 1988 • Independent Chairman of the Board since January 2009 • Member (ex officio), Audit Committee • Member (ex officio), Governance Committee • Member (ex officio), Valuation Committee • Member (ex officio), QLCC	• 2002 to May 2010, Associate Justice of the Superior Court, Commonwealth of Massachusetts; • 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); • 1998 to Present, Independent Director, State Street Global Advisors Ireland, Ltd. (investment company); • 1998 to Present, Independent Director, SSgA Liquidity plc (formerly, SSgA Cash Management Fund plc); • January 2009 to Present, Independent Director, SSgA Fixed Income plc; and January 2009 to Present, Independent Director, SSgA Qualified Funds plc.	20	None.

Independent Trustee Richard D. Shirk Born October 31, 1945 1301 Second Avenue, 18th Floor Seattle, WA 98101	• Trustee since 1988 • Member, Audit Committee • Member, Governance Committee • Member, Valuation Committee • Member, QLCC
•    March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired);

•    1992 to March 2001, President and Chief Executive Officer, Blue Cross Blue Shield of Georgia (health insurer, managed healthcare);

•    1998 to December 2008, Chairman, Board Member and Investment Committee Member, Healthcare Georgia Foundation (private foundation);

•    September 2002 to May 2011, Lead Director and Board Member, Amerigroup Corp. (managed health care);

•    1999 to Present, Board Member and (since 2001) Investment Committee Member, Woodruff Arts Center; and

•    2003 to 2009, Trustee, Gettysburg College.

			20	None.

	Position(s) with SSgA Funds;
	Length of Time Served;	Principal Occupation(s) During	Number of
	Term of Office: Until	Past 5 Years;	Portfolios in Fund	Other Directorships
	successor is elected and	Other Relevant Experience,	Complex Overseen by	Held by Trustee
Name, Address and Age	qualified	Attributes and Skills(1)	Trustee	During Past 5 Years
Independent Trustee Bruce D. Taber Born April 25, 1943 1301 Second Avenue, 18th Floor Seattle, WA 98101	• Trustee since 1991 • Member, Audit Committee • Member, Governance Committee • Chairman, Valuation Committee • Member, QLCC	• 1999 to Present, Partner, Zenergy LLC (a technology company providing Computer Modeling and System Analysis to the General Electric Power Generation Division); • Until December 2008, Independent Director, SSgA Cash Management Fund plc; • Until December 2008, Independent Director, State Street Global Advisors Ireland, Ltd. (investment companies); and • Until August 1994, President, Alonzo B. Reed, Inc., (a Boston architect-engineering firm).	20	None.

Interested Trustee Shawn C.D. Johnson Born March 3, 1963 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	• Trustee since November 2008	• 2008 to Present, Director of SSgA FM; • 2003 to Present, Senior Managing Director; Chairman, SSgA Investment Committee, State Street Global Advisors; • 2006 to Present, Trustee, Berea College; Member of Berea Investment Committee, Audit Committee and Finance Committee; • 2009 to Present, Member of Board of Virginia Tech Foundation and Investment Committee; and • June 2008 to August 2010, Chairman, Financial Service Sector Coordinating Counsel.	20	None.

(1)	The information reported includes the principal occupation during the last five years for each Trustee and other information relating to the professional experiences, attributes and skills relevant to each Trustee’s qualifications to serve as a Trustee.
The following lists SSgA Funds’ principal officers, mailing addresses and ages, positions with SSgA Funds and length of time served, and present and principal occupations.

Position(s) with SSgA Funds;
Length of Time Served;
Principal Officer	Term of Office: Until successor is	Principal Occupation(s) During Past
Name, Address and Age	elected by Trustees	Five Years
James E. Ross Born June 24, 1965 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	• President and Chief Executive Officer from January 2006 to Present; and • Principal Executive Officer since 2005
•    2005 to Present, President (2001 to 2005, Principal), SSgA Funds Management, Inc. (investment advisor);

•    March 2006 to Present, Senior Managing Director (2000 to 2006, Principal), State Street Global Advisors; and

Position(s) with SSgA Funds;
Length of Time Served;
Principal Officer	Term of Office: Until successor is	Principal Occupation(s) During Past
Name, Address and Age	elected by Trustees	Five Years

•    President, Principal Executive Officer and Trustee, SPDR Series Trust, SPDR Index Shares Funds; and Select Sector SPDR Trust; President, Principal Executive Officer and Trustee, State Street Master Funds and State Street Institutional Investment Trust; President and Principal Executive Officer, State Street Navigator Securities Lending Trust (registered investment companies).

Ellen M. Needham Born January 4, 1967 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	• Vice President since May 2006
•    Chief Operating Officer and Vice President, SSgA Funds Management, Inc. (investment advisor);

•    March 2011 to Present, Senior Managing Director (July 2007 to March 2011, Managing Director; June 2006 to July 2007, Vice President; 2000 to June 2006, Principal), State Street Global Advisors; and

•    Vice President, State Street Master Funds and State Street Institutional Investment Trust (registered investment companies).

Jacqueline Angell Born October 12, 1974 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	• Chief Compliance Officer since April 2011	• July 2008 to Present, Vice President, State Street Global Advisors; and • April 2006 to June 2008, Director, Investment Advisor Oversight, Fidelity Investments.
Mark E. Swanson Born November 26, 1963 1301 Second Avenue, 18th Floor Seattle, WA 98101	• Treasurer and Principal Accounting Officer since 2000
•    2009 to Present, Global Head of Fund Operations, Russell Investments;

•    Director—Fund Administration, Russell Investment Management Company, Russell Fund Services Company, Russell Trust Company; and Russell Financial Services Company; and

•    Treasurer and Chief Accounting Officer, Russell Investment Company and Russell Investment Funds.

Sandra G. Richardson Born January 12, 1971 1301 Second Avenue, 18th Floor Seattle, WA 98101	• Secretary and Chief Legal Officer since 2010
•    September 2010 to Present, Associate General Counsel (January 2008 to September 2010, Associate Counsel), Russell Investments; and

•    November 2003 to November 2007, Associate, Kirkpatrick & Lockhart Preston Gates Ellis LLP.

The remainder of this section remains unchanged.
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